Income Taxes	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Income Taxes
NOTE 13.	INCOME TAXES

Cablevision

Cablevision files a consolidated federal income tax return with its 80% or more owned subsidiaries.

Income tax expense (benefit) attributable to Cablevision's continuing operations consists of the following components:

	Years Ended December 31,
	2010	2009	2008
Current expense (benefit):
Federal	$(2,716)	$7,639	$6,124
State and other	17,134	8,798	7,819
	14,418	16,437	13,943
Deferred expense (benefit):
Federal	120,234	71,832	(129,290)
State	(24,552)	23,918	(2,822)
	95,682	95,750	(132,112)
Tax expense relating to uncertain tax positions, including accrued interest	3,667	990	4,251
Income tax expense (benefit)	$113,767	$113,177	$(113,918)

The current federal income tax benefit for the year ended December 31, 2010 is primarily attributable to the impact of the requested change in tax accounting method with regard to certain installation costs that was approved by the Internal Revenue Service ("IRS") during 2010 whereby the Company recorded a cumulative adjustment to reflect current deductibility of such costs for income tax purposes.

The income tax expense (benefit) attributable to Cablevision's continuing operations differs from the amount derived by applying the statutory federal rate to pretax income principally due to the effect of the following items:

	Years Ended December 31,
	2010	2009	2008

Federal tax expense (benefit) at statutory federal rate	$112,531	$82,953	$(130,092)
State income taxes, net of federal benefit	11,784	19,577	8,716
Changes in the valuation allowance	(2,428)	(1,427)	6,602
Change in the state rate used to determine deferred taxes, net of federal benefit	5,842	(6,764)	(11,274)
Tax expense relating to uncertain tax positions, including accrued interest, net of deferred tax benefits	1,202	(105)	1,417
Non-deductible officers' compensation	3,989	7,264	5,934
Other non-deductible expenses	3,246	3,340	1,329
Increase in certain state and city net operating loss carry forwards pursuant to the finalization of an examination with a taxing authority	(18,951)	-	-
Elimination of state carry forwards pursuant to LLC conversions	-	9,095	-
Research credit	(1,800)	(1,200)	(811)
Loss (gain) attributable to noncontrolling interests	(227)	96	2,837
Other	(1,421)	348	1,424
Income tax expense (benefit)	$113,767	$113,177	$(113,918)

For Cablevision, the tax effects of temporary differences which give rise to significant portions of deferred tax assets or liabilities and the corresponding valuation allowance at December 31, 2010 and 2009 are as follows:

	December 31,
	2010	2009
Deferred Tax Asset (Liability)
Current
NOLs and tax credit carry forwards	$96,570	$477,441
Compensation and benefit plans	43,074	33,396
Allowance for doubtful accounts	6,260	4,445
Other liabilities	8,626	19,944
Deferred tax asset	154,530	535,226
Valuation allowance	(2,217)	(10,194)
Net deferred tax asset, current	152,313	525,032

Investments	(48,668)	(7,612)
Deferred tax liability, current	(48,668)	(7,612)

Net deferred tax asset, current	103,645	517,420

Noncurrent
NOLs and tax credit carry forwards	513,319	41,657
Compensation and benefit plans	57,929	80,097
Investments	4,565	-
Partnership investments	161,501	184,438
Other	8,483	13,636
Deferred tax asset	745,797	319,828
Valuation allowance	(11,224)	(5,962)
Net deferred tax asset, noncurrent	734,573	313,866

Fixed assets and intangibles	(620,987)	(361,949)
Investments	-	(20,504)
Other assets	(14,299)	(16,789)
Deferred tax liability, noncurrent	(635,286)	(399,242)

Net deferred tax asset (liability), noncurrent	99,287	(85,376)

Total net deferred tax asset	$202,932	$432,044

The decrease in the current deferred tax asset for net operating loss carry forwards ("NOLs") as well as the increase in the deferred tax liability with regard to fixed assets from December 31, 2009 to December 31, 2010 are primarily attributable to the estimated impact of additional first-year bonus depreciation deductions for federal income tax purposes with regard to certain capital expenditures.

At December 31, 2010, Cablevision had consolidated federal NOLs of $1,561,663 expiring on various dates from 2021 through 2026.  Cablevision has recorded a deferred tax asset related to $1,354,592 of such NOLs.  A deferred tax asset has not been recorded for the remaining NOL of $207,071 as this portion relates to excess tax benefits that have not yet been realized, including 'windfall' deductions on share-based awards and amortization of certain tax deductible goodwill.  The tax deduction resulting from the exercise and issuance of certain share-based awards exceeded the aggregate compensation expense for such awards by $30,162 in 2010 and by $195,156 on a cumulative basis through December 31, 2010.  Cablevision uses the 'with-and-without' approach to determine whether an excess tax benefit has been realized.  Upon realization, such excess tax benefits will be recorded as an increase to paid-in capital with regard to share-based awards and as a decrease in goodwill with regard to certain tax deductible goodwill.

As of December 31, 2010, Cablevision has $22,061 of federal alternative minimum tax credit carry forwards, which do not expire.

Subsequent to the utilization of Cablevision's NOLs and tax credit carry forwards, payments for income taxes are expected to increase significantly.

CSC Holdings

CSC Holdings and its 80% or more owned subsidiaries were included in the consolidated federal income tax returns of Cablevision for the years presented herein.  CSC Holdings was converted to a limited liability company on November 10, 2009.  The income tax provision for CSC Holdings is determined on a stand-alone basis for all periods presented, including the period subsequent to the LLC conversion, as if CSC Holdings filed separate consolidated income tax returns.

Income tax expense (benefit) attributable to continuing operations consists of the following components:

	Years Ended December 31,
	2010	2009	2008
Current expense:
Federal	$6,190	$11,174	$9,236
State and other	17,134	8,798	7,819
	23,324	19,972	17,055
Deferred expense (benefit):
Federal	226,188	125,182	(82,972)
State	(2,293)	38,111	7,393
	223,895	163,293	(75,579)
Tax expense relating to uncertain tax positions, including accrued interest	3,667	990	4,251
Income tax expense (benefit)	$250,886	$184,255	$(54,273)

In connection with the tax allocation policy between CSC Holdings and Cablevision, CSC Holdings has recorded a payable due to Cablevision and Cablevision has recorded a receivable due from CSC Holdings, both in the amount of $10,091, representing the estimated federal income tax liability of CSC Holdings for the year ended December 31, 2010 as determined on a stand-alone basis as if CSC Holdings filed separate federal consolidated income tax returns.

The current federal tax expense for the year ended December 31, 2010 is primarily attributable to the estimated federal income tax liability of CSC Holdings on a stand-alone basis, partially offset by the impact of the requested change in tax accounting method with regard to certain installation costs that was approved by the IRS during 2010 whereby the Company recorded a cumulative adjustment to reflect current deductibility of such costs for income tax purposes.

The income tax expense (benefit) attributable to CSC Holdings' continuing operations differs from the amount derived by applying the statutory federal rate to pretax income principally due to the effect of the following items:

	Years Ended December 31,
	2010	2009	2008

Federal tax expense (benefit) at statutory federal rate	$235,187	$144,808	$(77,090)
State income taxes, net of federal benefit	30,263	29,777	15,450
Changes in the valuation allowance	(2,428)	(1,427)	6,602
Change in the state rate used to determine deferred taxes, net of federal benefit	2,925	(8,510)	(11,366)
Tax expense relating to uncertain tax positions, including accrued interest, net of deferred tax benefits	1,202	(105)	1,417
Non-deductible officers' compensation	3,989	7,264	5,934
Other non-deductible expenses	3,246	3,340	1,329
Increase in certain state and city net operating loss carry forwards pursuant to the finalization of an examination with a taxing authority	(18,951)	-	-
Elimination of state carry forwards pursuant to LLC conversions	-	9,095	-
Research credit	(1,800)	(1,200)	(811)
Loss (gain) attributable to noncontrolling interests	(227)	96	2,837
Other	(2,520)	1,117	1,425
Income tax expense (benefit)	$250,886	$184,255	$(54,273)

For CSC Holdings, the tax effects of temporary differences which give rise to significant portions of deferred tax assets or liabilities and the corresponding valuation allowance at December 31, 2010 and 2009 are as follows:

	December 31,
	2010	2009
Deferred Tax Asset (Liability)
Current
NOLs and tax credit carry forwards	$152,163	$270,594
Compensation and benefit plans	43,074	33,396
Allowance for doubtful accounts	6,260	4,445
Other liabilities	8,626	19,944
Deferred tax asset	210,123	328,379
Valuation allowance	(5,968)	(10,127)
Net deferred tax asset, current	204,155	318,252

Investments	(48,668)	(7,612)
Deferred tax liability, current	(48,668)	(7,612)

Net deferred tax asset, current	$155,487	$310,640

Noncurrent
Tax credit carry forwards	41,634	-
Compensation and benefit plans	57,929	80,097
Investments	4,565	-
Partnership investments	161,501	184,438
Other	8,483	13,636
Deferred tax asset	274,112	278,171
Valuation allowance	(7,473)	(6,029)
Net deferred tax asset, noncurrent	266,639	272,142

Fixed assets and intangibles	(620,987)	(361,949)
Investments	-	(20,504)
Other assets	(14,299)	(16,790)
Deferred tax liability, noncurrent	(635,286)	(399,243)

Net deferred tax liability, noncurrent	(368,647)	(127,101)

Total net deferred tax asset (liability)	$(213,160)	$183,539

The decrease in the current deferred tax asset for NOLs as well as the increase in the deferred tax liability with regard to fixed assets from December 31, 2009 to December 31, 2010 are primarily attributable to the estimated impact of additional first-year bonus depreciation deductions for federal income tax purposes with regard to certain capital expenditures.

At December 31, 2010, on a stand-alone basis CSC Holdings had consolidated federal NOLs of $377,956, expiring in 2024 and 2026.  CSC Holdings has recorded a deferred tax asset related to $231,349 of such NOLs.  A deferred tax asset has not been recorded for the remaining NOL of $146,607 as this portion relates to excess tax benefits that have not yet been realized, including 'windfall' deductions on share-based awards and amortization of certain tax deductible goodwill.  The tax deduction resulting from the exercise and issuance of certain share-based awards exceeded the aggregate compensation expense for such awards by $30,162 in 2010 and by $134,692 on a cumulative basis through December 31, 2010.  Cablevision uses the 'with-and-without' approach to determine whether an excess tax benefit has been realized.  Upon realization, such excess tax benefits will be recorded as an increase to paid-in capital with regard to share-based awards and as a decrease in goodwill with regard to certain tax deductible goodwill.

As of December 31, 2010, on a stand-alone basis CSC Holdings has $41,261 of alternative minimum tax credit carry forwards, which do not expire.

Subsequent to the utilization of CSC Holdings' NOLs and tax credit carry forwards, obligations to Cablevision pursuant to the tax allocation policy are expected to increase significantly.

The Company

Deferred tax assets have resulted primarily from the Company's future deductible temporary differences and NOLs.  In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax asset will not be realized.  The Company's ability to realize its deferred tax assets depends upon the generation of sufficient future taxable income and tax planning strategies to allow for the utilization of its NOLs and deductible temporary differences.  If such estimates and related assumptions change in the future, the Company may be required to record additional valuation allowances against its deferred tax assets, resulting in additional income tax expense in the Company's consolidated statement of operations.  Management evaluates the realizability of the deferred tax assets and the need for additional valuation allowances quarterly.  At this time, based on current facts and circumstances, management believes that it is more likely than not that the Company will realize benefit for its gross deferred tax assets, except those deferred tax assets against which a valuation allowance has been recorded which relate to certain state NOLs.

The IRS approved the Company's requests to change its tax accounting method for certain installation costs with regard to its Optimum Online and Optimum Voice businesses and with regard to its Lightpath business in February 2010 and August 2010, respectively.  As a result, Cablevision's net operating loss carry forward increased by approximately $270,000 in aggregate, with a corresponding reduction in the income tax basis of certain fixed assets.  The impact of this adjustment has been reflected in the reported deferred income tax balances as of December 31, 2010.

A reconciliation of the beginning and ending amount of unrecognized tax benefits associated with uncertain tax positions, excluding associated deferred tax benefits and accrued interest, is as follows:

Balance at December 31, 2009	$62,404
Increases related to prior year tax positions	3,971
Decreases related to prior year tax positions	(2,008)
Increases related to current year tax positions	619
Settlements	(3,979)
Lapse of statute of limitations	(909)
Balance at December 31, 2010	$60,098

As of December 31, 2010, if all uncertain tax positions were sustained at the amounts reported or expected to be reported in the Company's tax returns, the elimination of the Company's unrecognized tax benefits, net of the deferred tax impact, would decrease income tax expense by $56,203.

Interest expense related to uncertain tax positions is included in income tax expense, consistent with the Company's historical policy.  After considering the associated deferred tax benefit, interest expense of $1,210, $385 and $331 has been included in income tax expense attributable to continuing operations in the consolidated statement of operations for 2010, 2009 and 2008, respectively.  At December 31, 2010, accrued interest on uncertain tax positions of $1,306 was included in other noncurrent liabilities in the consolidated balance sheet.

Management does not believe that it is reasonably possible that the total amount of the gross liability for uncertain tax positions existing as of December 31, 2010 will significantly increase or decrease within twelve months of December 31, 2010.

With a few exceptions, the Company is no longer subject to state and local income tax audits by taxing authorities for years prior to 2006.  The most significant jurisdictions in which the Company is required to file income tax returns include the states of New York, New Jersey and Connecticut and the city of New York.  The IRS is presently examining the Company's consolidated federal income tax returns for years 2006 through 2008.  The State of New York is presently auditing income tax returns for years 2006 through 2008.  In January 2011, the Company settled the city of New York audit with regard to the income tax returns for a wholly-owned limited liability company for years 2003 through 2005 for an amount that approximates the related unrecognized tax recorded as of December 31, 2010.

Management does not believe that the resolution of the ongoing income tax examinations described above will have a material adverse impact on the financial position of the Company.  Changes in the liabilities for uncertain tax positions will be recognized in the interim period in which the positions are effectively settled or there is a change in factual circumstances.